Share Capital and Share Premium	12 Months Ended
Jun. 30, 2023
Share Capital and Share Premium [Abstract]
Share capital and share premium

Note 15. Share capital and share premium

As of June 30, 2023, the share capital stock and share premium amounts to $ 66,996,982.

Reconciliation of share capital and share premium

	Number of shares	Shares issued amount	Shares to be issued amount	Share Premium
Opening Balance as of August, 2020	-	-	-	-
Issue of share capital	29,140,000	291,400	-	4,308,600
Balance as of December, 2020	29,140,000	291,400	-	4,308,600
Issue of share capital	1,860,000	18,600	-	2,981,400
Balance as of June 30, 2021	31,000,000	310,000	-	7,290,000
Issue of share capital	-	-	-	-
Balance as of June 30, 2022	31,000,000	310,000	-	7,290,000
Issue of share capital (Moolec Science shares)	1,500,000	15,000	-	8,105,000
Issue of share capital (SAFE shares)	262, 260	2,623	-	3,170,723
Issue of share capital (LightJump shares)	3,363,810	33,639	-	39,610,630
Issue of share capital (Backstop shares)	1,201,656	12,017	-	7,999,023
Issue of share capital	3,519	36	-	10,647
From business acquisition	-	-	641	217,275
Equity settled share based payment	232,523	2,326	2,427	593,684
Balance as of June 30, 2023	37,563,768	375,641	3,068	66,996,982

Share Purchase Agreement

On April 14, the Company entered into a Share Purchase Agreement with Nomura Securities International, Inc (“Nomura”). The Agreement provides for a committed equity financing facility under which the Company has the option, but not the obligation, to sell up to the equivalent of $50 million in aggregate gross purchase price of its ordinary shares to Nomura over a 36-month period, subject to the terms of the Agreement. The Company intends to use the proceeds from any future sales of securities under the financing facility, if it is utilized, for general corporate purposes.

Sales of ordinary shares to Nomura, and the timing of any such sales, will be determined by the Company from time to time in its sole discretion and will depend on a variety of factors, including, among other things, market conditions, the trading price of the ordinary shares and determinations by the Company regarding the use of proceeds from any sale.

As of June 30, 2023 only 3,600 shares (equivalent to $10,647) were issued under the Share Purchase Agreement.